SHAREHOLDERS LOANS (Details) - USD ($) $ in Thousands		12 Months Ended
	Jul. 17, 2016	Dec. 31, 2017	Dec. 31, 2016	Aug. 24, 2017
Disclosure of fair value measurement of assets [line items]
Interest rate		34.00%
Loans and receivables		$ 500
Additional receivables				$ 553
Fair value of the shareholders loan		757	$ 602
Shareholders transaction reserve, net of tax		1,943	1,842
Taxes on income		522	$ 553
Level 3 [Member]
Disclosure of fair value measurement of assets [line items]
Fair value of the shareholders loan	$ 570
Aviv and Magic Stones [Member]
Disclosure of fair value measurement of assets [line items]
Debt face amount	$ 500
Loan term	7 years
Line of credit facility	$ 4,500
Subsidiary [Member]
Disclosure of fair value measurement of assets [line items]
Amount received from shareholders		3,100
Accrued interest		$ 116
Subsidiary [Member] | Top of range [Member]
Disclosure of fair value measurement of assets [line items]
Interest rate	3.20%
Subsidiary [Member] | Bottom of range [Member]
Disclosure of fair value measurement of assets [line items]
Interest rate	2.56%	2.56%